Basic and Diluted Loss per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Earnings Per Share [Abstract]
Loss for the period	£ (3,966)	£ (5,357)
Basic and diluted weighted average number of shares	32,479	32,227
Basic and diluted loss per share	£ (0.12)	£ (0.17)